BUSINESS COMBINATION - Longhua Logistics (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Sep. 17, 2018	Aug. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents				¥ 2,173,062
Liabilities
Contract liabilities	¥ (1,310,072)
East Light Logistics
Assets
Property, plant and equipment		¥ 3,839			¥ 2,901
Inventories		2,207			127
Other current assets		608			200
Trade and notes receivables		6,828			6,704
Cash and cash equivalents		403			281
Liabilities
Trade and notes payables		(4,647)			(2,062)
Contract liabilities		(1,504)
Income tax payable					(130)
Other payables and accrued expenses		(2,065)			(1,323)
Net assets		5,669			6,698
Non-controlling interests		(2,778)			¥ (3,281)
Net assets acquired		2,891
Difference recognized in equity		413
Total purchase consideration		¥ 3,304
China Aluminum Logistics Group Corporation Co., Ltd. | East Light Logistics
BUSINESS COMBINATION
Equity interest acquired (as a percent)			51.00%